Summary of Signification Accounting Policies - Schedule of Estimated Economic Lives of the Intangible Assets (Details)	Dec. 31, 2025
Applications Development [Member]
Schedule of Estimated Economic Lives of the Intangible Assets [Line Items]
Estimated Economic Lives of the Intangible Assets	3 years
Software [Member]
Schedule of Estimated Economic Lives of the Intangible Assets [Line Items]
Estimated Economic Lives of the Intangible Assets	2 years